Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP GOVERNMENT FUND
Entity Central Index Key	0000769220
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000010996 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Strategic Income Fund(formerly, Macquarie Strategic Income Fund)
Class Name	Institutional Class
Trading Symbol	DUGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Strategic Income Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$30	0.59%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 235,523,122
Holdings Count | Holding	248	[2]
Advisory Fees Paid, Amount	$ 370,774
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$235,523,122
Total number of portfolio holdings*	248
Total advisory fees paid (during reporting period)	$370,774
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.65%
Collateralized Loan Obligations	20.77%
Loan Agreements	9.76%
Government Agency Obligations	1.84%
Sovereign Bonds	1.30%
Non-Agency Commercial Mortgage-Backed Security	0.87%
Common Stocks	0.47%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

C000010995 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Strategic Income Fund(formerly, Macquarie Strategic Income Fund)
Class Name	Class R
Trading Symbol	DUGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Strategic Income Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$56	1.09%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[3]
Net Assets	$ 235,523,122
Holdings Count | Holding	248	[4]
Advisory Fees Paid, Amount	$ 370,774
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$235,523,122
Total number of portfolio holdings*	248
Total advisory fees paid (during reporting period)	$370,774
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.65%
Collateralized Loan Obligations	20.77%
Loan Agreements	9.76%
Government Agency Obligations	1.84%
Sovereign Bonds	1.30%
Non-Agency Commercial Mortgage-Backed Security	0.87%
Common Stocks	0.47%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

C000010994 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Strategic Income Fund(formerly, Macquarie Strategic Income Fund)
Class Name	Class C
Trading Symbol	DUGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Strategic Income Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$81	1.59%
^	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%	[5]
Net Assets	$ 235,523,122
Holdings Count | Holding	248	[6]
Advisory Fees Paid, Amount	$ 370,774
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$235,523,122
Total number of portfolio holdings*	248
Total advisory fees paid (during reporting period)	$370,774
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.65%
Collateralized Loan Obligations	20.77%
Loan Agreements	9.76%
Government Agency Obligations	1.84%
Sovereign Bonds	1.30%
Non-Agency Commercial Mortgage-Backed Security	0.87%
Common Stocks	0.47%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

C000010992 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Strategic Income Fund(formerly, Macquarie Strategic Income Fund)
Class Name	Class A
Trading Symbol	DEGGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Strategic Income Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$43	0.84%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[7]
Net Assets	$ 235,523,122
Holdings Count | Holding	248	[8]
Advisory Fees Paid, Amount	$ 370,774
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$235,523,122
Total number of portfolio holdings*	248
Total advisory fees paid (during reporting period)	$370,774
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.65%
Collateralized Loan Obligations	20.77%
Loan Agreements	9.76%
Government Agency Obligations	1.84%
Sovereign Bonds	1.30%
Non-Agency Commercial Mortgage-Backed Security	0.87%
Common Stocks	0.47%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

C000130079 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Debt Corporate Fund(formerly, Macquarie Emerging Markets Debt Corporate Fund)
Class Name	Class A
Trading Symbol	DEDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$54	1.04%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[9]
Net Assets	$ 116,992,236
Holdings Count | Holding	146	[10]
Advisory Fees Paid, Amount	$ 254,227
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$116,992,236
Total number of portfolio holdings*	146
Total advisory fees paid (during reporting period)	$254,227
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	8.16%
Mexico	7.82%
Argentina	5.33%
Chile	4.99%
India	4.10%
Türkiye	3.70%
South Korea	3.58%
Guatemala	3.54%
Saudi Arabia	3.46%
United Arab Emirates	3.24%

Sector allocation*
Financials	19.70%
Utilities	11.99%
Banking	9.66%
Technology, Media and Telecommunication	8.36%
Basic Industry	6.45%
Energy	5.10%
Oil & Gas	4.79%
Consumer	4.18%
Industrial	2.59%
Metals & Mining	2.48%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000130080 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Debt Corporate Fund(formerly, Macquarie Emerging Markets Debt Corporate Fund)
Class Name	Class C
Trading Symbol	DEDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$92	1.79%
^	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.79%	[11]
Net Assets	$ 116,992,236
Holdings Count | Holding	146	[12]
Advisory Fees Paid, Amount	$ 254,227
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$116,992,236
Total number of portfolio holdings*	146
Total advisory fees paid (during reporting period)	$254,227
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	8.16%
Mexico	7.82%
Argentina	5.33%
Chile	4.99%
India	4.10%
Türkiye	3.70%
South Korea	3.58%
Guatemala	3.54%
Saudi Arabia	3.46%
United Arab Emirates	3.24%

Sector allocation*
Financials	19.70%
Utilities	11.99%
Banking	9.66%
Technology, Media and Telecommunication	8.36%
Basic Industry	6.45%
Energy	5.10%
Oil & Gas	4.79%
Consumer	4.18%
Industrial	2.59%
Metals & Mining	2.48%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000130082 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Debt Corporate Fund(formerly, Macquarie Emerging Markets Debt Corporate Fund)
Class Name	Institutional Class
Trading Symbol	DEDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$41	0.79%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[13]
Net Assets	$ 116,992,236
Holdings Count | Holding	146	[14]
Advisory Fees Paid, Amount	$ 254,227
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$116,992,236
Total number of portfolio holdings*	146
Total advisory fees paid (during reporting period)	$254,227
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	8.16%
Mexico	7.82%
Argentina	5.33%
Chile	4.99%
India	4.10%
Türkiye	3.70%
South Korea	3.58%
Guatemala	3.54%
Saudi Arabia	3.46%
United Arab Emirates	3.24%

Sector allocation*
Financials	19.70%
Utilities	11.99%
Banking	9.66%
Technology, Media and Telecommunication	8.36%
Basic Industry	6.45%
Energy	5.10%
Oil & Gas	4.79%
Consumer	4.18%
Industrial	2.59%
Metals & Mining	2.48%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

[1]	Annualized.
[2]	Excludes cash and cash equivalents.
[3]	Annualized.
[4]	Excludes cash and cash equivalents.
[5]	Annualized.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Excludes cash and cash equivalents.
[9]	Annualized.
[10]	Excludes cash and cash equivalents.
[11]	Annualized.
[12]	Excludes cash and cash equivalents.
[13]	Annualized.
[14]	Excludes cash and cash equivalents.